Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and contingencies
Commitments and contingencies

I—Commitments and contingencies

1.    Lease commitments

        The Company leases equipment and office space under operating leases expiring on various dates through 2016. Minimum annual lease commitments at June 30, 2012 and for the calendar years following are as follows:

(in thousands)
Remaining 2012	$720
2013	1,448
2014	1,102
2015	731
2016	282

Total	$4,283

        The following table presents rent expense for the three and six months ended June 30, 2012 and 2011.

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Rent expense	$295	$307	$602	$590

        The Company's office space lease agreements contain scheduled escalation in lease payments during the term of the lease. In accordance with GAAP, the Company records rent expense on a straight-line basis and a deferred lease liability for the difference between the straight-line amount and the actual amounts of the lease payments.

2.    Litigation

        The Company may be involved in legal proceedings or is subject to industry rulings that could bring rise to claims in the ordinary course of business. The Company has concluded that the likelihood is remote that the ultimate resolution of any pending litigation or pending claims will be material or have a material adverse effect on the Company's business, financial position, results of operations or liquidity.

3.    Drilling contracts

        The Company has committed to several short-term drilling contracts with various third parties in order to complete its various drilling projects. The contracts contain an early termination clause that requires the Company to pay significant penalties to the third party should the Company cease drilling efforts. These penalties could significantly impact the Company's financial statements upon contract termination. These commitments are not recorded in the accompanying unaudited consolidated balance sheets. Future commitments as of June 30, 2012 are $35.8 million. Management does not anticipate canceling any drilling contracts or discontinuing drilling efforts in 2012.

4.    Federal and state regulations

        Oil and natural gas exploration, production and related operations are subject to extensive federal and state laws, rules and regulations. Failure to comply with these laws, rules and regulations can result in substantial penalties. The regulatory burden on the oil and natural gas industry increases the cost of doing business and affects profitability. The Company believes that it is in compliance with currently applicable state and federal regulations and these regulations will not have a material adverse impact on the financial position or results of operations of the Company. Because these rules and regulations are frequently amended or reinterpreted, the Company is unable to predict the future cost or impact of complying with these regulations.

J—Commitments and contingencies

1.    Lease commitments

        The Company leases equipment and office space under operating leases expiring on various dates through 2016. Minimum annual lease commitments at December 31, 2011, and for the calendar years following are:

(in thousands)
2012	$1,413
2013	1,448
2014	1,102
2015	731
2016	282

Total	$4,976

        The following table presents rent expense for the years ended December 31, 2011, 2010 and 2009, respectively.

	For the years ended December 31,
(in thousands)	2011	2010	2009
Rent expense	$1,175	$946	$822

        The Company's office space lease agreements contain scheduled escalation in lease payments during the term of the lease. In accordance with GAAP, the Company records rent expense on a straight-line basis and a deferred lease liability for the difference between the straight-line amount and the actual amounts of the lease payments.

2.    Litigation

        The Company may be involved in legal proceedings or is subject to industry rulings that could bring rise to claims in the ordinary course of business. The Company has concluded that the likelihood is remote that the ultimate resolution of any pending litigation or pending claims will be material or have a material adverse effect on the Company's business, financial position, results of operations or liquidity.

3.    Drilling contracts

        The Company has committed to several short-term drilling contracts with various third parties in order to complete its various drilling projects. The contracts contain an early termination clause that requires the Company to pay significant penalties to the third party should the Company cease drilling efforts. These penalties could significantly impact the Company's financial statements upon contract termination. These commitments are not recorded in the accompanying consolidated balance sheets. Future commitments as of December 31, 2011 are $9.6 million. As a result of these commitments $1.6 million in stacked rig fees were incurred in 2009. No stacked rig fees were incurred in 2011 or 2010. Management does not anticipate canceling any drilling contracts or discontinuing drilling efforts in 2012.

4.    Federal and state regulations

        Oil and natural gas exploration, production and related operations are subject to extensive federal and state laws, rules and regulations. Failure to comply with these laws, rules and regulations can result in substantial penalties. The regulatory burden on the oil and natural gas industry increases the cost of doing business and affects profitability. The Company believes that it is in compliance with currently applicable state and federal regulations and these regulations will not have a material adverse impact on the financial position or results of operations of the Company. Because these rules and regulations are frequently amended or reinterpreted, the Company is unable to predict the future cost or impact of complying with these regulations.